Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Changes in Stockholders' Equity [Abstract]
Unrealized appreciation (depreciation) on available-for- sale securities, tax	$ 41	$ 269